Royalty, stream and other interests (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about royalty interests [Table Text Block]
	2017				2016
	Royalty	Stream	Offtake
	interests	interests	interests	Total	Royalty interests
	$	$	$	$	$

Balance – Beginning of period	494,768	-	-	494,768	449,439
Acquisitions (i),(ii),	26,681	53,438	-	80,119	50,250
Business combination (iii) (Note 7)	353,314	656,602	106,199	1,116,115	-
Conversion of a note receivable	-	-	-	-	10,000
Sale	-	-	-	-	(3,630)
Depletion	(15,475)	(11,283)	(1,307)	(28,065)	(11,291)
Impairment	(89,000)	-	-	(89,000)	-
Translation adjustments	242	1,321	272	1,835	-

Balance – End of period	770,530	700,078	105,164	1,575,772	494,768

Producing
Cost	503,340	582,466	66,812	1,152,618	431,455
Accumulated depletion	(27,352)	(11,242)	(1,307)	(39,901)	(11,879)
Accumulated impairment	(89,000)	-	-	(89,000)	-
Net book value – End of period	386,988	571,224	65,505	1,023,717	419,576

Development
Cost	194,535	118,094	30,793	343,422	-
Accumulated depletion	-	-	-	-	-
Net book value – End of period	194,535	118,094	30,793	343,422	-

Exploration and evaluation
Cost	189,007	10,760	8,866	208,633	75,192
Accumulated depletion	-	-	-	-	-
Net book value – End of period	189,007	10,760	8,866	208,633	75,192

Total net book value – End of period	770,530	700,078	105,164	1,575,772	494,768

Disclosure of detailed information about buy-back and buy-down rights [Table Text Block]
Right	Description	Election date	Total

Buy-back (2018)	Right to repurchase the entire stream	December 31, 2018	US$119.0 million ($149.3 million)
Buy-down (2018)	Right to reduce the stream percentage from 4% to 1.5%	December 31, 2018	US$75.0 million ($94.1 million)
Buy-back (2019)	Right to repurchase the entire stream	December 31, 2019	US$136 million ($170.6 million)
Buy-down (2019)	Right to reduce the stream percentage from 4% to 2%	December 31, 2019	US$75.0 million ($94.1 million)